Investments in Associates - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Feb. 27, 2008	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2015
Disclosure of associates [line items]
Investments in associates		R 126	R 146	R 110
Redemption of preference shares from associates		R 36	59	R 32
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)	32.40%
Investments in associates	R 345
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)		10.38%
Receivables due from associates					R 120
Redemption of preference shares from associates		R 36	R 58